FEDERATED ASSET ALLOCATION FUND

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED ASSET ALLOCATION FUND (the “Registrant”)
Class A Shares
Class B Shares
Class C Shares
Class R Shares
Institutional Shares
1933 Act File No. 2-10415
1940 Act File No. 811-1

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statement of Additional Information dated January 31, 2011, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 124 on January 31, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary